Franklin Templeton Group
                          777 Mariners Island Boulevard
                           San Mateo, California 94404


December 16, 1996

Filed Via EDGAR (CIK #0000809707)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:     FRANKLIN INVESTORS SECURITIES TRUST
             FILE NOS. 033-11444 and 811-4986

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 11, 1996.

Sincerely,

FRANKLIN INVESTORS SECURITIES TRUST


/s/ Larry L. Greene
Senior Corporate Counsel

LLG:ld

cc:      Mark Plafker, Esq.
         NASD - Advertising Section
         Joyce L. Sanns
         Frank H. Abbott, III
         Harris J. Ashton
         S. Joseph Fortunato, Esq.
         David W. Garbellano
         Edward B. Jamieson
         Charles B. Johnson
         Charles E. Johnson
         Rupert H. Johnson, Jr.
         Frank W.T. LaHaye
         William J. Lippman
         Gordon S. Macklin